UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Coupon        Maturity          Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--100.5%
-----------------------------------------------------------------------------------------------------
California--88.1%
$     90,000    ABAG Finance Authority for NonProfit
                Corporations COP                            6.000%      08/15/2020     $      93,927
-----------------------------------------------------------------------------------------------------
     450,000    ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist
                Homes of the West)                          5.750       10/01/2017           450,779
-----------------------------------------------------------------------------------------------------
     250,000    ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens)           6.000       02/15/2019           270,148
-----------------------------------------------------------------------------------------------------
     440,000    ABAG Finance Authority for NonProfit
                Corporations COP (O'Connor Woods)           6.200       11/01/2029           467,685
-----------------------------------------------------------------------------------------------------
   4,300,000    ABAG Finance Authority for NonProfit
                Corporations COP (Redwood Senior Homes
                & Services)                                 6.125       11/15/2032         4,505,024
-----------------------------------------------------------------------------------------------------
   1,000,000    ABAG Finance Authority for NonProfit
                Corporations (Schools of Sacred Heart)      6.450       06/01/2030         1,066,950
-----------------------------------------------------------------------------------------------------
      55,000    Adelanto Improvement Agency, Series B       5.500       12/01/2023            55,706
-----------------------------------------------------------------------------------------------------
   5,910,000    Agua Mansa Industrial Growth
                Association Special Tax                     6.500       09/01/2033         6,014,548
-----------------------------------------------------------------------------------------------------
   4,000,000    Anaheim Public Financing Authority
                RITES 1                                    10.870 2     12/28/2018         5,145,040
-----------------------------------------------------------------------------------------------------
      25,000    Azusa COP                                   5.750       08/01/2020            25,611
-----------------------------------------------------------------------------------------------------
   2,500,000    Azusa Special Tax Community Facilities
                District (Mountain Cove)                    6.000       09/01/2032         2,592,200
-----------------------------------------------------------------------------------------------------
   1,500,000    Beaumont Financing Authority, Series A      5.750       09/01/2034         1,509,465
-----------------------------------------------------------------------------------------------------
   5,000,000    Beaumont Financing Authority, Series B      6.000       09/01/2034         5,009,400
-----------------------------------------------------------------------------------------------------
   1,500,000    Beaumont Financing Authority, Series B      6.000       09/01/2034         1,515,690
-----------------------------------------------------------------------------------------------------
   5,400,000    CA CDA (Berkeley Montessori School)         7.250       10/01/2033         5,595,102
-----------------------------------------------------------------------------------------------------
   2,000,000    CA CDA (East Valley Tourist)                9.250       10/01/2020         2,198,880
-----------------------------------------------------------------------------------------------------
   7,600,000    CA CDA (East Valley Tourist)               11.000       10/01/2020         7,712,784
-----------------------------------------------------------------------------------------------------
   5,000,000    CA CDA (John F. Kennedy University)         6.750       10/01/2033         4,820,300
-----------------------------------------------------------------------------------------------------
   6,000,000    CA CDA (Marin Montessori School)            7.000       10/01/2033         6,113,340
-----------------------------------------------------------------------------------------------------
   1,400,000    CA CDA (Napa Valley Hospice)                7.000       01/01/2034         1,432,970
-----------------------------------------------------------------------------------------------------
   1,650,000    CA CDA (Notre Dame de Namur University)     6.500       10/01/2023         1,631,322
-----------------------------------------------------------------------------------------------------
   1,635,000    CA CDA (Notre Dame de Namur University)     6.625       10/01/2033         1,612,323
-----------------------------------------------------------------------------------------------------
   1,645,000    CA County Tobacco Securitization
                Agency (TASC)                               5.750       06/01/2027         1,522,694
-----------------------------------------------------------------------------------------------------
   4,000,000    CA County Tobacco Securitization
                Agency (TASC)                               5.750       06/01/2029         3,677,480
-----------------------------------------------------------------------------------------------------
   6,230,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2027         5,699,640
-----------------------------------------------------------------------------------------------------
   9,000,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2035         7,825,140
-----------------------------------------------------------------------------------------------------
     240,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2043           206,789
-----------------------------------------------------------------------------------------------------
   1,250,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2043         1,077,025
-----------------------------------------------------------------------------------------------------
  10,400,000    CA County Tobacco Securitization
                Agency (TASC)                               6.000       06/01/2035         9,207,016
-----------------------------------------------------------------------------------------------------
  20,900,000    CA County Tobacco Securitization
                Agency (TASC)                               6.000       06/01/2042        18,372,772
-----------------------------------------------------------------------------------------------------
  10,000,000    CA County Tobacco Securitization
                Agency (TASC)                               6.125       06/01/2038         8,985,100
-----------------------------------------------------------------------------------------------------
      65,000    CA Department of Veterans Affairs Home
                Purchase                                    5.500       12/01/2019            69,496
-----------------------------------------------------------------------------------------------------
     190,000    CA EFA (Carnegie Institution of
                Washington)                                 5.600       10/01/2023           192,440
-----------------------------------------------------------------------------------------------------
      20,000    CA EFA (College and University
                Financing)                                  6.250       06/01/2018            20,208
-----------------------------------------------------------------------------------------------------
   1,000,000    CA EFA (Western University Health
                Sciences)                                   6.000       10/01/2032         1,043,770
-----------------------------------------------------------------------------------------------------
     100,000    CA GO                                       5.150       10/01/2019           102,317
-----------------------------------------------------------------------------------------------------
     125,000    CA GO                                       5.500       04/01/2019           126,888
-----------------------------------------------------------------------------------------------------
      25,000    CA GO                                       5.500       03/01/2020            25,517
-----------------------------------------------------------------------------------------------------
      50,000    CA GO                                       5.500       10/01/2022            50,589
-----------------------------------------------------------------------------------------------------
     200,000    CA GO                                       6.250       10/01/2019           201,360
-----------------------------------------------------------------------------------------------------
   1,070,000    CA Golden State Tobacco Securitization
                Corp.                                       6.250       06/01/2033         1,022,706
-----------------------------------------------------------------------------------------------------
  37,215,000    CA Golden State Tobacco Securitization
                Corp.                                       6.625       06/01/2040        35,648,249
-----------------------------------------------------------------------------------------------------
     830,000    CA Golden State Tobacco Securitization
                Corp.                                       6.750       06/01/2039           815,218
-----------------------------------------------------------------------------------------------------
   1,350,000    CA Golden State Tobacco Securitization
                Corp.                                       7.800       06/01/2042         1,450,683
-----------------------------------------------------------------------------------------------------
   2,000,000    CA Golden State Tobacco Securitization
                Corp.                                       7.900       06/01/2042         2,162,100
-----------------------------------------------------------------------------------------------------
   2,810,000    CA Golden State Tobacco Securitization
                Corp. (TASC)                                7.875       06/01/2042         3,033,198
-----------------------------------------------------------------------------------------------------
     150,000    CA Golden State Tobacco Securitization
                Corp. (TASC)                                7.875       06/01/2042           161,915
-----------------------------------------------------------------------------------------------------
   7,000,000    CA Golden State Tobacco Securitization
                Corp. RITES 1                              11.129 2     06/01/2043         8,152,410
-----------------------------------------------------------------------------------------------------
      10,000    CA Health Facilities Financing
                Authority (Sisters of Providence)           6.400       10/01/2005            10,035
-----------------------------------------------------------------------------------------------------
     600,000    CA Health Facilities Financing
                Authority (Small Facilities Loan),
                Series B                                    7.400       04/01/2014           623,766
-----------------------------------------------------------------------------------------------------
      25,000    CA HFA (Multifamily Hsg.), Series A         5.900       02/01/2028            25,844
-----------------------------------------------------------------------------------------------------
   1,090,000    CA HFA (Single Family Mtg.), Series A-2     6.450       08/01/2025         1,099,636
-----------------------------------------------------------------------------------------------------
      30,000    CA HFA, Series A                            5.600       08/01/2011            31,371
-----------------------------------------------------------------------------------------------------
     140,000    CA HFA, Series B                            5.650       08/01/2014           142,992
-----------------------------------------------------------------------------------------------------
     300,000    CA HFA, Series B                            7.125       08/01/2024           310,056
-----------------------------------------------------------------------------------------------------
     645,000    CA HFA, Series B-1                          5.600       08/01/2017           675,870
-----------------------------------------------------------------------------------------------------
      20,000    CA HFA, Series F                            6.100       08/01/2015            20,570
-----------------------------------------------------------------------------------------------------
     500,000    CA Pollution Control Financing
                Authority (Browning-Ferris Industries)      6.875       11/01/2027           499,925
-----------------------------------------------------------------------------------------------------
     975,000    CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)                                    5.850       06/01/2021           984,019
-----------------------------------------------------------------------------------------------------
     145,000    CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)                                    5.850       06/01/2021           146,818
-----------------------------------------------------------------------------------------------------
   4,660,000    CA Pollution Control Financing
                Authority (Southern California Edison
                Company)                                    6.400       12/01/2024         4,672,209
-----------------------------------------------------------------------------------------------------
     800,000    CA Pollution Control Financing
                Authority (Southern California Edison
                Company)                                    6.400       12/01/2024           817,520
-----------------------------------------------------------------------------------------------------
      10,000    CA Public Works (Department of
                Corrections)                                5.500       06/01/2019            10,230
-----------------------------------------------------------------------------------------------------
      15,000    CA Public Works (State Universities)        5.500       12/01/2018            15,331
-----------------------------------------------------------------------------------------------------
      50,000    CA Public Works (State Universities)        5.500       06/01/2019            50,651
-----------------------------------------------------------------------------------------------------
      50,000    CA Public Works (State Universities)        5.500       06/01/2021            50,633
-----------------------------------------------------------------------------------------------------
     415,000    CA Public Works (State Universities)        5.500       06/01/2021           420,254
-----------------------------------------------------------------------------------------------------
     370,000    CA Public Works (State Universities)        5.500       06/01/2021           374,462
-----------------------------------------------------------------------------------------------------
      15,000    CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series B              7.750       09/01/2026            15,095
-----------------------------------------------------------------------------------------------------
     375,000    CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D              6.700       05/01/2029           377,760
-----------------------------------------------------------------------------------------------------
     265,000    CA Statewide CDA (CA Odd Fellow Hsg.)       5.500       10/01/2023           267,488
-----------------------------------------------------------------------------------------------------
     860,000    CA Statewide CDA (Citrus Gardens
                Apartments)                                 6.500       07/01/2032           880,657
-----------------------------------------------------------------------------------------------------
   1,435,000    CA Statewide CDA (Citrus Gardens
                Apartments)                                 9.000       07/01/2032         1,434,828
-----------------------------------------------------------------------------------------------------
   5,000,000    CA Statewide CDA (Fairfield Apartments)     7.250       01/01/2035         5,079,950
-----------------------------------------------------------------------------------------------------
   1,485,000    CA Statewide CDA (Quail Ridge
                Apartments)                                 6.500       07/01/2032         1,491,697
-----------------------------------------------------------------------------------------------------
   2,120,000    CA Statewide CDA (Quail Ridge
                Apartments)                                 9.000       07/01/2032         2,039,419
-----------------------------------------------------------------------------------------------------
   2,000,000    CA Statewide CDA (Sonoma Country Day
                School)                                     6.000       01/01/2029         1,966,000
-----------------------------------------------------------------------------------------------------
   4,000,000    CA Statewide CDA (Turning Point)            6.500       11/01/2031         4,140,160
-----------------------------------------------------------------------------------------------------
   7,800,000    CA Statewide CDA COP (Cedars-Sinai
                Medical Center) INFLOS 1                    8.742 2     11/01/2015         7,973,550
-----------------------------------------------------------------------------------------------------
   7,000,000    CA Statewide CDA COP (Pride
                Industries/Pride Industries One
                Obligated Group)                            7.250       11/01/2029         7,323,680
-----------------------------------------------------------------------------------------------------
   2,000,000    CA Statewide CDA COP (Windward School)      6.900       09/01/2023         2,051,680
-----------------------------------------------------------------------------------------------------
   4,500,000    CA Statewide CDA COP INFLOS                 9.630 2     10/01/2011         5,661,540
-----------------------------------------------------------------------------------------------------
   5,000,000    CA Statewide Financing Authority
                Tobacco Settlement (TASC)                   6.000       05/01/2037         4,416,800
-----------------------------------------------------------------------------------------------------
  11,720,000    CA Statewide Financing Authority
                Tobacco Settlement (TASC)                   6.000       05/01/2043        10,296,372
-----------------------------------------------------------------------------------------------------
  30,000,000    CA Statewide Financing Authority
                Tobacco Settlement (TASC)                   6.000       05/01/2043        26,355,900
-----------------------------------------------------------------------------------------------------
   3,935,000    CA Valley Health System COP                 6.875       05/15/2023         3,937,204
-----------------------------------------------------------------------------------------------------
      75,000    CA Valley Health System, Series A           6.500       05/15/2025            78,302
-----------------------------------------------------------------------------------------------------
      10,000    CA Veterans GO, Series BH                   5.500       12/01/2018            10,123
-----------------------------------------------------------------------------------------------------
      75,000    CA Veterans GO, Series BP                   5.500       12/01/2026            75,034
-----------------------------------------------------------------------------------------------------
     150,000    CA Veterans GO, Series BR                   5.250       12/01/2026           150,230
-----------------------------------------------------------------------------------------------------
      25,000    CA Water Resource Devel. GO, Series S       5.500       04/01/2009            25,070
-----------------------------------------------------------------------------------------------------
     700,000    Calaveras County Special Tax Community
                Facilities District No. 2                   7.000       09/01/2026           756,469
-----------------------------------------------------------------------------------------------------
   2,300,000    Campbell Redevel. Agency Tax Allocation     6.600       10/01/2032         2,493,821
-----------------------------------------------------------------------------------------------------
   6,000,000    Carson Redevel. Agency                      6.000       01/01/2035         6,009,900
-----------------------------------------------------------------------------------------------------
   1,200,000    Chino Community Facilities District
                Special Tax                                 6.000       09/01/2028         1,239,336
-----------------------------------------------------------------------------------------------------
   1,340,000    Chino Community Facilities District
                Special Tax                                 6.000       09/01/2033         1,379,195
-----------------------------------------------------------------------------------------------------
   7,000,000    Chula Vista Redevel. Agency (Bayfront)      7.625       09/01/2024         7,444,640
-----------------------------------------------------------------------------------------------------
   1,825,000    Coalinga Regional Medical Center COP        5.750       09/01/2024         1,838,961
-----------------------------------------------------------------------------------------------------
   3,040,000    Coalinga Regional Medical Center COP        6.000       09/01/2034         3,017,565
-----------------------------------------------------------------------------------------------------
   2,360,000    Colton Community Facilities District
                Special Tax                                 7.500       09/01/2020         2,505,990
-----------------------------------------------------------------------------------------------------
     815,000    Commerce CDC Tax Allocation                 5.750       08/01/2010           871,757
-----------------------------------------------------------------------------------------------------
   2,800,000    Commerce CDC Tax Allocation                 6.000       08/01/2021         2,894,836
-----------------------------------------------------------------------------------------------------
   1,410,000    Commerce Joint Powers Finance
                Authority (Community Center), Series A      6.250       10/01/2022         1,472,393
-----------------------------------------------------------------------------------------------------
   3,075,000    Contra Costa County Special Tax
                Community Facilities District               5.580       08/01/2016         3,207,932
-----------------------------------------------------------------------------------------------------
   1,500,000    Corona-Norco Unified School District
                Public Financing Authority                  6.125       09/01/2034         1,546,710
-----------------------------------------------------------------------------------------------------
     195,000    Cupertino Union School District GO          5.600       08/01/2021           197,504
-----------------------------------------------------------------------------------------------------
   3,335,000    Davis Public Facilities Finance
                Authority (Mace Ranch Area)                 6.600       09/01/2025         3,511,488
-----------------------------------------------------------------------------------------------------
   3,280,000    East Palo Alto Redevel. Agency Tax
                Allocation (University Circle-Gateway)      6.625       10/01/2029         3,518,587
-----------------------------------------------------------------------------------------------------
   1,625,000    Folsom Special Tax Community
                Facilities District No. 10                  6.300       09/01/2012         1,752,286
-----------------------------------------------------------------------------------------------------
   8,500,000    Folsom Special Tax Community
                Facilities District No. 10                  6.875       09/01/2019         9,190,370
-----------------------------------------------------------------------------------------------------
   3,000,000    Huntington Park Public Financing
                Authority, Series A                         6.200       10/01/2025         3,133,830
-----------------------------------------------------------------------------------------------------
   2,000,000    Indio Improvement Bond Act of 1915
                Assessment District No. 2003-03             6.125       09/02/2029         1,998,540
-----------------------------------------------------------------------------------------------------
   2,000,000    Indio Public Financing Authority            6.100       09/02/2029         2,053,620
-----------------------------------------------------------------------------------------------------
   4,250,000    Indio Redevel. Agency Tax, Series B         6.500       08/15/2034         4,397,220
-----------------------------------------------------------------------------------------------------
   5,000,000    La Verne COP (Bethren Hillcrest Homes)      5.600       02/15/2033         5,235,800
-----------------------------------------------------------------------------------------------------
   4,500,000    La Verne COP (Bethren Hillcrest Homes)      6.625       02/15/2025         4,597,020
-----------------------------------------------------------------------------------------------------
   5,000,000    Lathrop Special Tax Community
                Facilities District No. 03-2                7.000       09/01/2033         5,058,000
-----------------------------------------------------------------------------------------------------
      25,000    Loma Linda Collateralized Loan
                (Redlands)                                  7.375       06/01/2009            25,093
-----------------------------------------------------------------------------------------------------
      10,000    Los Angeles County Public Works
                Financing Authority                         5.250       12/01/2016            10,228
-----------------------------------------------------------------------------------------------------
   2,375,000    Los Angeles Department of Water &
                Power RITES 1                              12.941 2     07/01/2024         2,647,175
-----------------------------------------------------------------------------------------------------
      75,000    Los Angeles Harbor Department, Series B     5.375       11/01/2019            78,766
-----------------------------------------------------------------------------------------------------
      25,000    Los Angeles Regional Airports
                Improvement Corp. (United
                Airlines) 1,3,4                             8.800       11/15/2021            17,500
-----------------------------------------------------------------------------------------------------
   2,500,000    Los Angeles USD ROLs 1                      9.410 2     07/01/2015         3,248,600
-----------------------------------------------------------------------------------------------------
   2,500,000    Los Angeles USD ROLs 1                      9.410 2     07/01/2016         3,248,600
-----------------------------------------------------------------------------------------------------
   1,500,000    Los Angeles USD ROLs 1                      9.410 2     07/01/2017         1,949,160
-----------------------------------------------------------------------------------------------------
      65,000    M-S-R Public Power Agency (San Juan)        6.000       07/01/2022            65,793
-----------------------------------------------------------------------------------------------------
      95,000    Madera County COP (Valley Children's
                Hospital)                                   5.750       03/15/2028            98,124
-----------------------------------------------------------------------------------------------------
   1,785,000    Murrieta Valley Unified School
                District Special Tax                        6.000       09/01/2035         1,830,964
-----------------------------------------------------------------------------------------------------
   1,320,000    Norco Special Tax Community Facilities
                District No. 97-1                           7.100       10/01/2030         1,430,840
-----------------------------------------------------------------------------------------------------
   5,505,000    Northern CA Tobacco Securitization
                Authority (TASC)                            5.375       06/01/2041         4,404,826
-----------------------------------------------------------------------------------------------------
      30,000    Oakland GO                                  6.000       06/15/2017            30,105
-----------------------------------------------------------------------------------------------------
   1,000,000    Orange County Community Facilities
                District (Ladera Ranch), Series A           6.250       08/15/2030         1,064,820
-----------------------------------------------------------------------------------------------------
   2,250,000    Orange County Community Facilities
                District (Ladera Ranch), Series A           6.700       08/15/2029         2,534,423
-----------------------------------------------------------------------------------------------------
      50,000    Palmdale Multifamily Hsg., Series A         7.375       09/01/2024            50,357
-----------------------------------------------------------------------------------------------------
   2,085,000    Perris Community Facilities District
                Special Tax (Amber Oaks)                    6.000       09/01/2034         2,124,636
-----------------------------------------------------------------------------------------------------
   2,500,000    Perris Community Facilities District
                Special Tax (Chaparral Ridge)               6.250       09/01/2033         2,560,050
-----------------------------------------------------------------------------------------------------
   3,605,000    Perris Community Facilities District
                Special Tax, Series B                       6.000       09/01/2034         3,673,531
-----------------------------------------------------------------------------------------------------
   1,250,000    Perris Public Financing Authority,
                Series A                                    6.250       09/01/2033         1,305,425
-----------------------------------------------------------------------------------------------------
   3,500,000    Pittsburg Redevel. Agency (Los Medanos
                Community Devel.)                           6.200       08/01/2019         3,719,765
-----------------------------------------------------------------------------------------------------
     500,000    Pomona (Single Family Mtg.), Series B       7.500       08/01/2023           678,300
-----------------------------------------------------------------------------------------------------
   2,500,000    Port Oakland RITES 1                        9.159 2     11/01/2015         2,993,025
-----------------------------------------------------------------------------------------------------
   2,500,000    Port Oakland RITES 1                        9.409 2     11/01/2017         3,036,950
-----------------------------------------------------------------------------------------------------
   2,430,000    Port Oakland RITES 1                       12.907 2     11/01/2022         2,796,687
-----------------------------------------------------------------------------------------------------
   5,025,000    Port Oakland RITES 1                       12.907 2     11/01/2032         5,312,229
-----------------------------------------------------------------------------------------------------
   2,660,000    Port Oakland RITES 1                       14.407 2     11/01/2025         3,254,084
-----------------------------------------------------------------------------------------------------
   1,500,000    Redding Electric COP Linked SAVRS &
                RIBS                                        5.684 5     06/28/2019         1,519,635
-----------------------------------------------------------------------------------------------------
   3,000,000    Redding Electric COP RIBS                  10.728 2     07/08/2022         4,532,550
-----------------------------------------------------------------------------------------------------
      15,000    Rosemead Redevel. Agency                    5.500       10/01/2018            15,158
-----------------------------------------------------------------------------------------------------
   1,500,000    Roseville Woodcreek West Community
                Facility                                    6.500       09/01/2015         1,618,815
-----------------------------------------------------------------------------------------------------
   1,000,000    Roseville Woodcreek West Community
                Facility                                    6.700       09/01/2025         1,064,650
-----------------------------------------------------------------------------------------------------
      10,000    Sacramento County Airport System,
                Series A                                    5.900       07/01/2024            10,651
-----------------------------------------------------------------------------------------------------
      35,000    Sacramento County Airport System,
                Series B                                    5.750       07/01/2024            35,333
-----------------------------------------------------------------------------------------------------
     125,000    San Bernardino County COP (Medical
                Center Financing)                           5.500       08/01/2024           127,819
-----------------------------------------------------------------------------------------------------
     150,000    San Bernardino Joint Powers Financing
                Authority (Department of Transportation)    5.500       12/01/2020           158,250
-----------------------------------------------------------------------------------------------------
   3,750,000    San Diego County COP (Developmental
                Service Foundation)                         5.500       09/01/2027         3,769,838
-----------------------------------------------------------------------------------------------------
     315,000    San Diego Industrial Devel. (San Diego
                Gas & Electric Company)                     5.900       06/01/2018           319,120
-----------------------------------------------------------------------------------------------------
      50,000    San Diego Industrial Devel. (San Diego
                Gas & Electric Company)                     5.900       06/01/2018            50,560
-----------------------------------------------------------------------------------------------------
      40,000    San Diego Industrial Devel. (San Diego
                Gas & Electric Company)                     5.900       09/01/2018            40,465
-----------------------------------------------------------------------------------------------------
      25,000    San Diego Industrial Devel. (San Diego
                Gas & Electric Company)                     5.900       09/01/2018            25,327
-----------------------------------------------------------------------------------------------------
      30,000    San Diego Sewer, Series A                   5.250       05/15/2020            30,366
-----------------------------------------------------------------------------------------------------
   1,880,000    San Diego Unified School District GO
                RITES 1                                    13.010 2     07/01/2027         2,128,611
-----------------------------------------------------------------------------------------------------
   2,445,000    San Diego Unified School District GO
                RITES 1                                    14.014 2     07/01/2023         3,767,892
-----------------------------------------------------------------------------------------------------
      15,000    San Francisco City & County Airports
                Commission                                  5.500       05/01/2026            15,627
-----------------------------------------------------------------------------------------------------
      25,000    San Francisco City & County Airports
                Commission                                  5.500       05/01/2026            26,045
-----------------------------------------------------------------------------------------------------
      50,000    San Francisco City & County Airports
                Commission                                  5.625       05/01/2021            52,219
-----------------------------------------------------------------------------------------------------
     125,000    San Francisco City & County Airports
                Commission                                  5.750       05/01/2020           127,978
-----------------------------------------------------------------------------------------------------
      25,000    San Gabriel Valley Schools Financing
                Authority (Pomona Unified School
                District)                                   5.850       02/01/2020            25,443
-----------------------------------------------------------------------------------------------------
   6,490,000    San Jacinto Financing Authority,
                Tranche A                                   6.600 6     09/01/2033         6,227,415
-----------------------------------------------------------------------------------------------------
   6,345,000    San Jacinto Financing Authority,
                Tranche B                                   6.600 6     09/01/2033         5,955,671
-----------------------------------------------------------------------------------------------------
   6,530,000    San Jacinto Financing Authority,
                Tranche C                                   6.600 6     09/01/2033         5,651,650
-----------------------------------------------------------------------------------------------------
      45,000    San Jose Redevel. Agency                    5.750       08/01/2024            46,038
-----------------------------------------------------------------------------------------------------
   1,000,000    Santa Ana Financing Authority
                (Mainplace)                                 5.600       09/01/2019         1,099,250
-----------------------------------------------------------------------------------------------------
   3,950,000    Santaluz Special Tax Community
                Facilities District No. 2                   6.375       09/01/2030         4,027,381
-----------------------------------------------------------------------------------------------------
      25,000    Sonoma County Community Redevel.
                Agency (Roseland)                           7.900       08/01/2013            25,333
-----------------------------------------------------------------------------------------------------
     185,000    Southern CA Public Power Authority          5.500       07/01/2020           185,272
-----------------------------------------------------------------------------------------------------
      30,000    Southern CA Public Power Authority          6.000       07/01/2018            30,288
-----------------------------------------------------------------------------------------------------
     150,000    Southern CA Public Power Authority RIBS     9.840 2     07/01/2012           150,951
-----------------------------------------------------------------------------------------------------
   1,000,000    Southern CA Tobacco Securitization
                Authority (TASC)                            5.500       06/01/2036           854,120
-----------------------------------------------------------------------------------------------------
   3,000,000    Southern CA Tobacco Securitization
                Authority (TASC)                            6.000       06/01/2043         2,520,660
-----------------------------------------------------------------------------------------------------
   3,750,000    Stockton Community Facilities District
                (Brookside Estates)                         6.200       08/01/2015         3,909,938
-----------------------------------------------------------------------------------------------------
     135,000    Stockton Public Finance Authority,
                Series A                                    5.875       09/02/2016           140,226
-----------------------------------------------------------------------------------------------------
   2,250,000    Tejon Ranch Public Facilities Finance
                Authority Special Tax (Community
                Facilities District No.1)                   7.200       09/01/2030         2,325,240
-----------------------------------------------------------------------------------------------------
   2,650,000    Upland Community Facilities District
                Special Tax (San Antonio)                   6.100       09/01/2034         2,725,631
-----------------------------------------------------------------------------------------------------
   4,000,000    Western Hills Water District Special
                Tax (Diablo Grande Community Facilties)     6.125       09/01/2031         4,066,080
                                                                                       --------------
                                                                                         462,639,967
U.S. Possessions--12.4%
   2,245,000    Puerto Rico HBFA                            6.250       04/01/2029         2,307,276
-----------------------------------------------------------------------------------------------------
   5,510,000    Puerto Rico ITEMECF (Congeneration
                Facilities)                                 6.625       06/01/2026         5,969,369
-----------------------------------------------------------------------------------------------------
   2,760,000    Puerto Rico ITEMECF (Mennonite General
                Hospital)                                   6.500       07/01/2012         2,736,733
-----------------------------------------------------------------------------------------------------
  21,195,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.250       06/01/2026        13,079,223
-----------------------------------------------------------------------------------------------------
   1,205,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.300       06/01/2023           773,285
-----------------------------------------------------------------------------------------------------
  27,000,000    V.I. Public Finance Authority
                (Hovensa Coker)                             6.500       07/01/2021        29,537,730
-----------------------------------------------------------------------------------------------------
   4,515,000    V.I. Public Finance Authority, Series A     6.375       10/01/2019         5,229,183
-----------------------------------------------------------------------------------------------------
   5,150,000    V.I. Public Finance Authority, Series E     6.000       10/01/2022         5,302,183
                                                                                       --------------
                                                                                          64,934,982
-----------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $513,727,228)                              100.5%      527,574,949
-----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (0.5)       (2,706,805)
                                                                      -------------------------------
Net Assets                                                                   100.0%    $ 524,868,144
                                                                      ===============================

Footnotes to Statement of Investments

1. Illiquid security.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Issue is in default.

4. Non-income-accruing security.

5. Represents the current interest rate for a variable or increasing rate security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.



Summary of Ratings   October 31, 2004/Unaudited

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.9%
AA                                                                          0.7
A                                                                           4.7
BBB                                                                        61.5
BB                                                                          1.0
CCC                                                                         2.6
Not Rated                                                                  18.6
                                                                     -----------
TOTAL                                                                     100.0%
                                                                     ===========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG       Association of Bay Area Governments
CDA        Communities Development Authority
CDC        Community Development Corp.
COP        Certificates of Participation
EFA        Educational Facilities Authority
GO         General Obligation
HBFA       Housing Bank and Finance Agency
HFA        Housing Finance Agency/Authority
INFLOS     Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SAVRS      Select Auction Variable Rate Securities
TASC       Tobacco Settlement Asset-Backed Bonds
USD        Unified School District
V.I.       United States Virgin Islands

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:



INDUSTRY                                               VALUE             PERCENT
--------------------------------------------------------------------------------
Tobacco                                            $149,509,614            28.3%
Special Tax                                         111,377,968            21.1
Special Assessment                                   38,281,217             7.3
Pollution Control                                    36,511,403             6.9
Hospital/Health Care                                 22,239,104             4.2
Education                                            20,933,232             4.0
Marine/Aviation Facilities                           17,739,594             3.4
General Obligation                                   16,818,097             3.2
Municipal Leases                                     15,344,495             2.9
Adult Living Facilities                              14,798,746             2.8
Airlines                                             13,870,008             2.6
Electric Utilities                                   12,529,745             2.4
Multifamily Housing                                  11,337,901             2.1
Sales Tax Revenue                                    10,531,366             2.0
Hotels, Restaurants & Leisure                         9,911,664             1.9
Higher Education                                      9,396,439             1.8
Not-for-Profit Organization                           7,791,365             1.5
Single Family Housing                                 5,418,366             1.0
Water Utilities                                       2,672,245             0.5
Gas Utilities                                           506,403             0.1
Sewer Utilities                                          55,977             0.0
                                                   -----------------------------
Total                                              $527,574,949           100.0%
                                                   =============================



SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 513,727,228
                                          =============

Gross unrealized appreciation             $  25,320,611
Gross unrealized depreciation               (11,472,890)
                                          -------------
Net unrealized appreciation               $  13,847,721
                                          =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)